Federated American Leaders Fund, Inc.
Federated Bond Fund
Federated Capital Appreciation Fund
Federated Capital Income Fund, Inc.
Federated Communications Technology Fund
Federated Equity Income Fund, Inc.
Federated European Growth Fund
Federated Fund for U.S. Government Securities
Federated Global Equity Fund
Federated Global Financial Services Fund
Federated Global Value Fund
Federated Government Income Securities, Inc.
Federated Growth Strategies Fund
Federated High Income Bond Fund, Inc.
Federated International Bond Fund
Federated International Capital Appreciation Fund
Federated International Equity Fund
Federated International High Income Fund
Federated International Small Company Fund
Federated Kaufmann Fund
Federated Kaufmann Small Cap Fund
Federated Large Cap Growth Fund
Federated Market Opportunity Fund
Federated Municipal Opportunities Fund, Inc.
Federated Municipal Securities Fund, Inc.
Federated Stock and Bond Fund, Inc.
Federated Strategic Income Fund
Federated Total Return Bond Fund

Supplement to current Prospectus

The following information, which relates to Class C Shares of the above referenced Funds, is effective April 1, 2003.

Summary

     The Class C Shares of the Funds are currently sold without an initial sales load. Effective April 1, 2003, investors will pay an initial sales load of 1.00% of the public offering price on the purchase of Class C Shares. Further information regarding this change is set forth in this Supplement.

1. Under the sub-heading entitled "Average Annual Total Return Table," please delete the Class C Shares line items in the Table for each respective Fund, and replace with the following (all applicable footnotes in the current Prospectus are incorporated herein):

Class C Shares:                 1 Year    5 Years       10 Years    Start of
                                                                    Performance
Federated American Leaders Fund, Inc.
Return Before Taxes             (7.16)%    8.92%           NA         11.66%
Federated Bond Fund
Return Before Taxes             4.02%      3.38%           NA         5.10%

Federated Capital Appreciation Fund
Return Before Taxes            (8.76)%     14.13%          NA         14.61%

Federated Capital Income Fund, Inc.
Return Before Taxes            (16.59)     1.55%           NA         4.43%
Return After Taxes             (17.61)     (1.24)%         NA         1.71%
on Distribution2
Return After Taxes             (10.06)     0.76%           NA         2.76%
on Distributions
and Sale of FundShares2

Federated Communications Technology Fund
Return Before Taxes           (47.99)      NA              NA         (24.11)%


Federated Equity Income Fund, Inc.
Return Before Taxes          (13.60)       5.15%           NA         9.41%


Federated European Growth Fund
Return Before Taxes          (23.38)       (5.71)%         NA         0.73%

Federated Fund For U.S.Government Securities
Return Before Taxes          6.46%         5.71%           NA         4.98%

Federated Global Equity Fund
Return Before Taxes          (22.89)       NA              NA         (2.77)%

Federated Global Financial Services Fund
Return Before Taxes          (21.86)       NA              NA         5.47%

Federated Global Value Fund
Return Before Taxes          (23.47)       (2.51)%         NA         4.02%

Federated Government Income Securities, Inc.
Return Before Taxes          5.51%         5.74%           NA         5.84%

Federated Growth Strategies Fund
Return Before Taxes         (24.67)        8.58%           NA         11.56%

Federated High Income Bond Fund, Inc.
Return Before Taxes         (2.58)%        0.42%           NA         4.28%

Federated International Bond Fund
Return Before Taxes         19.49%         1.67%           NA         4.66%




Class C Shares              1 Year         5 Years       10 Years    Start of
continued:                                                           Performance

Federated International Capital Appreciation Fund
Return Before Taxes         (18.35)        (6.35)%          NA        (8.13)%

Federated International Equity Fund
Return Before Taxes         (25.63)        (3.16)%          NA        2.03%

Federated International High Income Fund
Return Before Taxes          7.22%          4.94%           NA        4.89%

Federated International Small Company Fund
Return Before Taxes          (17.99)        1.98%           NA        6.79%

Federated Kaufmann Fund
Return Before Taxes          5.32%          10.29%          14.06%    NA

Federated Large Cap Growth Fund
Return Before Taxes          (28.27)        NA              NA        (5.20)%

Federated Market Opportunity Fund
Return Before Taxes          12.59%         NA              NA        16.93%

Federated Municipal Opportunities Fund, Inc.
Return Before Taxes          1.77%          2.70%           NA        2.95%

Federated Municipal Securities Fund, Inc.
Return Before Taxes          0.63%          3.32%           NA        3.21%

Federated Stock and Bond Fund, Inc.
Return Before Taxes         (2.06)%         7.24%           NA        8.44%

Federated Strategic Income Fund
Return Before Taxes         2.02%           2.17%           NA        5.20%

Federated Total Return Bond Fund
Return Before Taxes         5.93%           NA              NA        6.32%

2. Under the heading entitled "What are the Fund's Fees and Expenses?" in the table captioned "Shareholder Fees," please revise the Class C Shares sales charge information as follows:

Shareholder Fees                                Class C
Fees Paid Directly From Your Investment
Maximum Sales Charge (Load) imposed on          1.00%
Purchases (as a percentage of the offering price)


3. Under the heading entitled "What Are the Fund's Fees and Expenses?" in the table captioned "Example," please delete the Class C Shares line items and replace them with the following:

Class C Shares:            1 Year    3 Years       5 Years     10 Years

Federated American Leaders Fund, Inc.

Expenses assuming          $388       $682         $1,101      $2,268
redemption

Expenses assuming no       $288       $682         $1,101      $2,268
redemption

Federated Bond Fund
Expenses assuming          $398       $712         $1,152      $2,373
redemption

Expenses assuming no       $298       $712         $1,152      $2,373
redemption

Federated Capital Appreciation Fund
Expenses assuming          $399       $712         $1,152      $2,373
redemption

Expenses assuming no       $299       $712         $1,152      $2,373
redemption

Federated Capital Income Fund, Inc.
Expenses assuming          $403       $727         $1,177      $2,425
redemption

Expenses assuming no       $303       $727         $1,177      $2,425
redemption

Federated Communications Technology Fund
Expenses assuming          $491       $992         $1,618      $3,301
redemption

Expenses assuming no       $391       $992         $1,618      $3,301
redemption

Federated Equity Income Fund, Inc.
Expenses assuming          $386       $676         $1,091      $2,247
redemption

Expenses assuming no       $286       $676         $1,091      $2,247
redemption

Federated European Growth Fund
Expenses assuming          $541       $1,140       $1,861      $3,766
redemption

Expenses assuming no       $441       $1,140       $1,861      $3,766
redemption

Federated Fund for U.S.Government Securities
Expenses assuming          $372       $633         $1,019      $2,099
redemption

Expenses assuming no       $272       $633         $1,019      $2,099
redemption

Federated Global Equity Fund
Expenses assuming          $552       $1,172       $1,913      $3,863
redemption

Expenses assuming no       $452       $1,172       $1,913      $3,863
redemption

Federated Global Financial Services Fund
Expenses assuming          $529       $1,105       $1,804      $3,659
redemption

Expenses assuming no       $429       $1,105       $1,804      $3,659
redemption

Federated Global Value Fund
Expenses assuming          $493       $998         $1,627      $3,319
redemption

Expenses assuming no       $393       $998         $1,627      $3,319
redemption

Class C Shares             1 Year    3 Years       5 Years     10 Years
continued:

Federated Government Income Securities, Inc.
Expenses assuming          $397       $709         $1,147      $2,362
redemption

Expenses assuming no       $297       $709         $1,147      $2,362
redemption

Federated Growth Strategies Fund
Expenses assuming          $410       $748         $1,212      $2,497
redemption

Expenses assuming no       $310       $748         $1,212      $2,497
redemption

Federated High Income Bond Fund, Inc.
Expenses assuming          $399       $715         $1,157      $2,383
redemption

Expenses assuming no       $299       $715         $1,157      $2,383
redemption

Federated International Bond Fund
Expenses assuming          $478       $953         $1,555      $3,178
redemption

Expenses assuming no       $378       $953         $1,555      $3,178
redemption

Federated International Capital Appreciation Fund
Expenses assuming          $551       $1,169       $1,908      $3,854
redemption

Expenses assuming no       $451       $1,169       $1,908      $3,854
redemption

Federated International Equity Fund
Expenses assuming          $448       $862         $1,402      $2,878
redemption

Expenses assuming no       $348       $862         $1,402      $2,878
redemption

Federated International High Income Fund
Expenses assuming          $436       $826         $1,343      $2,759
redemption

Expenses assuming no       $336       $826         $1,343      $2,759
redemption

Federated International Small Company Fund
Expenses assuming          $482       $965         $1,574      $3,216
redemption

Expenses assuming no       $382       $965         $1,574      $3,216
redemption

Federated Kaufmann Fund
Expenses assuming          $463       $908         $1,479      $3,029
redemption

Expenses assuming no       $363       $908         $1,479      $3,029
redemption

Federated Large Cap Growth Fund
Expenses assuming          $432       $814         $1,323      $2,719
redemption

Expenses assuming no       $332       $814         $1,323      $2,719
redemption

Federated Market Opportunity Fund
Expenses assuming          $407       $739         $1,197      $2,466
redemption

Expenses assuming no       $307       $739         $1,197      $2,466
redemption

Class C Shares             1 Year    3 Years       5 Years     10 Years
continued:

Federated Municipal Opportunities Fund, Inc.
Expenses assuming          $384       $670         $1,080      $2,226
redemption

Expenses assuming no       $284       $670         $1,080      $2,226
redemption

Federated Municipal Securities Fund, Inc.
Expenses assuming          $376       $646         $1,039      $2,142
redemption

Expenses assuming no       $276       $646         $1,039      $2,142
redemption

Federated Stock and Bond Fund, Inc.
Expenses assuming          $402       $724         $1,172      $2,414
redemption

Expenses assuming no       $302       $724         $1,172      $2,414
redemption

Federated Strategic Income Fund
Expenses assuming          $409       $745         $1,207      $2,486
redemption

Expenses assuming no       $309       $745         $1,207      $2,486
redemption

Federated Total Return Bond Fund
Expenses assuming          $489       $984         $1,606      $3,277
redemption

Expenses assuming no       $389       $984         $1,606      $3,277
redemption

4. Under the heading entitled, "What Do Shares Cost?" in the table captioned "Shares Offered," please delete the Class C Shares information and replace with the following:

                                   Maximum Sales
                                   Charge
Shares Offered     Minimum         Front-End Contingent
                   Initial/        Sales     Deferred
                   Subsequent      Charge    Sales
                   Investment                Charge
                   Amounts
Class C            $1,500/$100     1.00%     1.00%

5. Under the heading entitled "What Do Shares Cost?" in the table captioned "Sales Charge When You Purchase," please insert the following after the table footnote:

Class C Shares
Purchase Amount             Sales          Sales
                            Charge as a    Charge as
                            Percentage     a
                            of Public      Percentage
                            Offering       of NAV
                            Price
All Purchases               1.00%          1.01%


6. Under the heading entitled "What Do Shares Cost?," remove the line in bold type that reads "The sales charge at purchase may be reduced or eliminated by:" and replace it with the following: "The sales charge at purchase of Class A Shares [and Class F Shares] only, may be reduced or eliminated by:"

    February 28, 2003

Cusips:


313914301       31420F301       314172883       314286303


314172784       313915308       31428U888       31420C886


31428U854       31428U821       31428U656       313912404


314172305       314195306       31420G606       31428U789


31420G309       31428U755       31428U722       314172651


314172610       314172826       314172727       313910408


313913303       313911307       31417P700       31428Q796


28226
(2/03)






Federated American Leaders Fund, Inc.
Federated Bond Fund
Federated Capital Appreciation Fund
Federated Capital Income Fund, Inc.
Federated Communications Technology Fund
Federated Equity Income Fund, Inc.
Federated European Growth Fund
Federated Fund for U.S. Government Securities
Federated Global Equity Fund
Federated Global Financial Services Fund
Federated Global Value Fund
Federated Government Income Securities, Inc.
Federated Growth Strategies Fund
Federated High Income Bond Fund, Inc.
Federated International Bond Fund
Federated International Capital Appreciation Fund
Federated International Equity Fund
Federated International High Income Fund
Federated International Small Company Fund
Federated Kaufmann Fund
Federated Kaufmann Small Cap Fund
Federated Large Cap Growth Fund
Federated Market Opportunity Fund
Federated Municipal Opportunities Fund, Inc.
Federated Municipal Securities Fund, Inc.
Federated Stock and Bond Fund, Inc.
Federated Strategic Income Fund
Federated Total Return Bond Fund

Supplement to Statement of Additional Information

Summary

     The Class C Shares of the Funds are currently sold without an initial sales load. Effective April 1, 2003, investors will pay an initial sales load of 1.00% of the public offering price on the purchase of Class C Shares. Further information regarding this change is set forth in this Supplement.

Detailed Description of Changes

     The following description provides detailed information on the changes to the Funds and their respective Statement of Additional Information that will be effective on April 1, 2003. Accordingly, the following changes are hereby incorporated, as of April 1, 2003, into each Fund's current Statement of Additional Information:

1. Under the heading "What Do Shares Cost?" and the sub-heading "Reducing or Eliminating the Front-End Sales Charge," only the methods described following the captions "Reinvestment Privilege" and "Purchases by Affiliates of the Fund" are applicable to Class C Shares.

2. Under the same heading and subheading, insert the following:

     "Purchases through Omnibus Accounts (Class C Shares only) Class C Shares may be purchased without an initial sales charge by any investor who buys Class C Shares through an omnibus account with a financial intermediary, such as a broker or a bank, that does not accept or charge the initial sales charge."

3.   Under  the  heading  "How  Does  the  Fund  Measure  Performance?"  and the
     sub-heading   "Average   Annual  Total  Returns  and  Yield,"   delete  the
     information relating to Class C Shares and replace with the following:

Class C Shares:                                   30-Day                                 Start of
                                                  Period 1 Year     5 Years   10 Years   Performance
Federated American Leaders Fund, Inc.
Total Return:
Before Taxes                                      NA     (2.34)%     8.31%      NA      11.38%
After Taxes on Distributions                      NA     (2.56)%     6.59%      NA      9.69%
After Taxes on Distributions and Sale of Shares   NA     (1.28)%     6.36%      NA      9.01%
Yield                                             0.09%  NA          NA         NA      NA

Federated Bond Fund Total Return:
Before Taxes                                      NA     1.68%       3.18%      NA      4.90%
After Taxes on Distributions                      NA     (0.74)%     0.54%      NA      2.21%
After Taxes on Distributions and Sale of Shares   NA     0.99%       1.21%      NA      2.56%
Yield                                             5.93%  NA          NA         NA      NA

Federated Capital Appreciation Fund Total Return:
Before Taxes                                      NA     (15.44)%    4.45%     NA      9.20%
After Taxes on Distributions                      NA     (15.48)%    3.12%     NA      7.83%
After Taxes on Distributions and Sale of Shares   NA     (9.47)%     3.44%     NA      7.36%
Yield                                             NA     NA          NA        NA      NA

Federated Capital Income Fund, Inc.
Total Return:
Before Taxes                                      NA     (19.81)%   (0.46)%    NA      3.52%
After Taxes on Distributions                      NA     (20.83)%   (3.21)%    NA      0.84%
After Taxes on Distributions and Sale of Shares   NA     (12.10)%   (0.72)%    NA      2.11%
Yield                                             3.53%  NA         NA         NA      NA

Federated Communications Technology Fund
Total Return:
Before Taxes                                      NA     (31.98)%   NA         NA      (30.51)%
After Taxes on Distributions                      NA     (31.98)%   NA         NA      (30.53)%
After Taxes on Distributions and Sale of Shares   NA     (19.63)%   NA         NA      (22.20)%
Yield                                             NA     NA         NA         NA      NA

Federated Equity Income Fund, Inc.
Total Return:
Before Taxes                                      NA     (2.78)%    4.86%      NA      9.24%
After Taxes on Distributions                      NA     (3.15)%    3.67%      NA      7.75%
After Taxes on Distributions and Sale of Shares   NA     (1.71)%    (0.88)%    NA      7.06%
Yield                                             0.26%  NA         NA         NA      NA

Federated European Growth Fund Total Return:
Before Taxes                                      NA     (18.69)%   (4.25)%    NA      1.42%
After Taxes on Distributions                      NA     (18.69)%   (5.20)%    NA      0.47%
After Taxes on Distributions and Sale of Shares   NA     (11.47)%   (3.22)%    NA      1.15%
Yield                                             NA     NA         NA         NA      NA

Federated Fund For U.S.Government Securities Total Return:
Before Taxes                                      NA     2.69%      5.54%      NA      4.72%
After Taxes on Distributions                      NA     0.59%      3.27%      NA      2.31%
After Taxes on Distributions and Sale of Shares   NA     1.61%      3.29%      NA      2.52%
Yield                                             4.04%  NA         NA         NA      NA

Class C Shares:                                   30-Day                                 Start of
continued                                         Period 1 Year     5 Years   10 Years   Performance

Federated Global Equity Fund Total Return:
Before Taxes                                      NA     (17.12)%      NA      NA      (1.72)%
After Taxes on Distributions                      NA     (17.12)%      NA      NA      (3.16)%
After Taxes on Distributions and Sale of Shares   NA     (10.51)%      NA      NA      (1.73)%
Yield                                             NA     NA            NA      NA      NA

Federated Global Financial Services Fund Total Return:
Before Taxes                                      NA     (12.24)%      NA      NA      7.45%
After Taxes on Distributions                      NA     (12.87)%      NA      NA      7.03%
After Taxes on Distributions and Sale of Shares   NA     (6.86)%       NA      NA      6.01%
Yield                                             NA     NA            NA      NA      NA

Federated Global Value Fund Total Return:
Before Taxes                                      NA     (14.93)%     (0.36)%  NA      5.13%
After Taxes on Distributions                      NA     (14.93)%     (1.82)%  NA      3.66%
After Taxes on Distributions and Sale of Shares   NA     (9.17)%      (0.44)%  NA      3.90%
Yield                                             NA     NA           NA       NA      NA

Federated Government Income Securities, Inc.
Total Return:
Before Taxes                                      NA     3.31%        5.70%    NA      5.67%
After Taxes on Distributions                      NA     1.30%        3.47%    NA      3.41%
After Taxes on Distributions and Sale of Shares   NA     1.98%        3.44%    NA      3.39%
Yield                                             2.76%  NA           NA       NA      NA

Federated Growth Strategies Fund Total Return:
Before Taxes                                      NA     (20.71)%     (2.84)%  NA      5.56%
After Taxes on Distributions                      NA     (20.71)%     (4.70)%  NA      2.74%
After Taxes on Distributions and Sale of Shares   NA     (12.72)%     (2.04)%  NA      4.04%
Yield                                             NA     NA           NA       NA      NA

Federated High Income Bond Fund, Inc.
Total Return:
Before Taxes                                      NA     (3.68)%      0.87%    NA      4.47%
After Taxes on Distributions                      NA     (7.33)%      (2.56)%  NA      0.95%
After Taxes on Distributions and Sale of Shares   NA     (2.33)%      (0.89)%  NA      1.88%
Yield                                             7.99%  NA           NA       NA      NA

Federated International Bond Fund
Total Return:
Before Taxes                                      NA     9.18%        (0.10)%  NA      3.96%
After Taxes on Distributions                      NA     9.18%        (0.81)%  NA      2.15%
After Taxes on Distributions and Sale of Shares   NA     5.64%        (0.43)%  NA      2.30%
Yield                                             1.78%  NA           NA       NA      NA

Federated International Capital Appreciation Fund
Total Return:
Before Taxes                                      NA     (15.08)%     (5.96)%  NA      (7.86)%
After Taxes on Distributions                      NA     (15.08)%     (6.27)%  NA      (8.15)%
After Taxes on Distributions and Sale of Shares   NA     (9.26)%      (4.70)%  NA      (6.09)%
Yield                                             NA     NA           NA       NA      NA

Federated International Equity Fund Total Return:
Before Taxes                                      NA     (20.89)%     (1.77)%  NA      (2.61)%
After Taxes on Distributions                      NA     (20.89)%     (3.67)%  NA      1.09%
After Taxes on Distributions and Sale of Shares   NA     (12.82)%     (1.32)%  NA      2.06%
Yield                                             NA     NA           NA       NA      NA

Federated International High Income Fund
Total Return:
Before Taxes                                      NA     6.25%        4.10%    NA      4.33%
After Taxes on Distributions                      NA     2.29%        0.51%    NA      0.68%
After Taxes on Distributions and Sale of Shares   NA     3.77%        1.40%    NA      1.56%
Yield                                             9.30%  NA           NA       NA      NA

Federated International Small Company Fund
Total Return:
Before Taxes                                      NA     (15.23)%     2.81%    NA      7.35%
After Taxes on Distributions                      NA     (15.23)%     1.98%    NA      6.71%
After Taxes on Distributions and Sale of Shares   NA     (9.35)%      2.26%    NA      6.09%
Yield                                             NA     NA           NA       NA      NA

Federated Kaufmann Fund
Total Return:
Before Taxes                                      NA     (10.93)%     3.12%    12.19%  NA
After Taxes on Distributions                      NA     (12.56)%     (0.20)%  10.14%  NA
After Taxes on Distributions and Sale of Shares   NA     (5.20)%      2.31%    10.30%  NA
Yield                                             NA     NA           NA       NA      NA

Federated Large Cap Growth Fund
Total Return:
Before Taxes                                      NA     (20.93)%     NA       NA      (11.53)%
After Taxes on Distributions                      NA     (20.93)%     NA       NA      (11.53)%
After Taxes on Distributions and Sale of Shares   NA     (12.85)%     NA       NA      (8.88)%
Yield                                             NA     NA           NA       NA      NA

Federated Market Opportunity Fund
Total Return:
Before Taxes                                      NA     (2.14)%      NA       NA      6.88%
After Taxes on Distributions                      NA     (3.38)%      NA       NA      5.44%
After Taxes on Distributions and Sale of Shares   NA     (1.27)%      NA       NA      4.83%
Yield                                             3.62%  NA           NA       NA      NA

Federated Municipal Opportunities Fund, Inc.
Total Return:
Before Taxes                                      NA     1.12%        2.74%    NA      3.42%
After Taxes on Distributions                      NA     1.12%        2.74%    NA      3.42%
After Taxes on Distributions and Sale of Shares   NA     2.53%        3.11%    NA      3.68%
Yield                                             4.66%  NA           NA       NA      NA
Tax-Equivalent Yield                              7.59%  NA           NA       NA      NA

Federated Municipal Securities Fund, Inc.
Total Return:
Before Taxes                                      NA     (0.62)%     3.66%     NA      3.20%
After Taxes on Distributions                      NA     (0.62)%     3.62%     NA      3.08%
After Taxes on Distributions and Sale of Shares   NA     1.02%       3.70%     NA      3.35%
Yield                                             3.10%  NA          NA        NA      NA
Tax-Equivalent Yield                              5.05%  NA          NA        NA      NA

Federated Stock and Bond Fund, Inc.
Total Return:
Before Taxes                                      NA     (9.83)%     1.16%     NA      6.29%
After Taxes on Distributions                      NA     (10.35)%    (0.96)%   NA      4.00%
After Taxes on Distributions and Sale of Shares   NA     (6.01)%     0.18%     NA      4.20%
Yield                                             1.31%  NA          NA        NA      NA

Federated Strategic Income Fund
Total Return:
Before Taxes                                      NA     0.75%       1.77%     NA      4.98%
After Taxes on Distributions                      NA     (2.41)%     (1.48)%   NA      1.66%
After Taxes on Distributions and Sale of Shares   NA     0.43%       (0.19)%   NA      2.34%
Yield                                             7.54%  NA          NA        NA      NA

Federated Total Return Bond Fund
Total Return:
Before Taxes                                      NA     3.00%       NA        NA      5.14%
After Taxes on Distributions                      NA     0.85%       NA        NA      3.00%
After Taxes on Distributions and Sale of Shares   NA     1.83%       NA        NA      3.07%
Yield                                             4.44%  NA          NA        NA      NA



                                                               February 28, 2003

Cusips:


313914301       31420F301       314172883       314286303


314172784       313915308       31428U888       31420C886


31428U854       31428U821       31428U656       313912404


314172305       314195306       31420G606       31428U789


31420G309       31428U755       31428U722       314172651


314172610       314172826       314172727       313910408


313913303       313911307       31417P700       31428Q796


28227
(2/03)